Condensed Financial Information of Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 116,589	$ 139,406	$ 123,320	$ 54,737
Total current assets	338,257	410,087
Non-current assets:
Other non-current asset	3,045	1,009
Total non-current assets	20,373	14,530
Total assets	358,630	424,617
Current Liabilities:
Accrued expenses and other current liabilities	18,912	22,876
Total liabilities	131,254	181,486
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	358,630	424,617
Charm Communications Inc.
Current Assets:
Cash and cash equivalents	2,227	15,113	25,492	212
Due from subsidiaries	67,175	74,818
Investment in subsidiaries and variable interest entities	147,535	145,032
Other current assets	1,206	2,270
Total current assets	218,143	237,233
Non-current assets:
Other non-current asset	357
Total non-current assets	357
Total assets	218,500	237,233
Current Liabilities:
Accrued expenses and other current liabilities	765	1,274
Total liabilities	765	1,274
Charm Communications Inc.'s Equity
Ordinary shares (US$0.0001 par value per share; 207,000,000 and 207,000,000 shares authorized; 77,966,176 and 76,669,573 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	8	8
Additional paid-in capital	100,850	116,637
Retained earnings	101,225	105,930
Accumulated other comprehensive income	15,652	13,384
Total Charm Communications Inc. shareholders' equity	217,735	235,959
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 218,500	$ 237,233